Exhibit 99.2 Schedule 2

Loan ID	Seller Loan ID	Investor Loan ID	Field Name	Verified Value	Bid Tape Value
153661			Prepayment Penalty Total Term	36	0
161178			Prepayment Penalty Total Term	60	0
152020			Prepayment Penalty Total Term	60	0
161189			Prepayment Penalty Total Term	60	0
153664			Prepayment Penalty Total Term	12	0
153662			Prepayment Penalty Total Term	36	0
161195			Prepayment Penalty Total Term	12	0
161191			Prepayment Penalty Total Term	12	0
161179			Prepayment Penalty Total Term	36	0
161192			Prepayment Penalty Total Term	36	0
161189			Property Type	Two to Four Unit	Single Family Detached
161190			Property Type	Mixed Use	Single Family Attached
161092			Property Type	Two to Four Unit	Single Family Detached
153664			Property Value	xxx	xxx
161193			Property Zip Code	xxx	xxx
161118			Qualifying Housing Debt Income Ratio	20.89	23.47